As filed with the Securities and Exchange Commission on August 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

Chase Growth Fund
Schedule of Investments
at June 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.5%
	Advertising - 1.0%
68,400	Omnicom Group, Inc.	$6,093,756
	Air Freight - 3.1%
168,600	FedEx Corp.	19,702,596
	Beverage - 4.0%
428,900	PepsiCo, Inc.	25,751,156
	Computer Hardware - 1.9%
388,700	Hewlett-Packard Co.	12,314,016
	Computer Software & Services - 3.5%
1,532,100	Oracle Corp.*	22,200,129
	Computer-Networking - 2.5%
822,800	Cisco Systems, Inc.*	16,069,284
	Conglomerates - 6.9%
229,600	3M Co.	18,544,792
404,700	United Technologies Corp.	25,666,074
		44,210,866
	Defense - 6.9%
260,400	General Dynamics Corp.	17,045,784
244,800	Lockheed Martin Corp.	17,561,952
174,800	Rockwell Collins, Inc.	9,766,076
		44,373,812
	Drugs - Proprietary - 2.1%
244,500	Novartis AG - ADR	13,183,440
	Electronics - 1.5%
137,900	Rockwell Automation, Inc.	9,930,179
	Energy/Integrated - 2.7%
211,000	Suncor Energy, Inc.+	17,093,110
	Energy/Oil Service - 9.5%
215,700	Baker Hughes, Inc.	17,655,045
335,200	Halliburton Co.	24,875,192
279,200	Schlumberger Ltd.+	18,178,712
		60,708,949
	Finance/Banks - 8.3%
459,800	Bank of America Corp.	22,116,380
88,600	UBS AG+	9,719,420
321,600	Wells Fargo & Co.	21,572,928
		53,408,728
	Food - 4.4%
380,800	Archer-Daniels-Midland Co.	15,719,424
263,700	Kellogg Co.	12,770,991
		28,490,415
	Gaming & Lodging - 0.7%
67,500	Harrah's Entertainment, Inc.	4,804,650
	Health Care Services - 1.5%
160,900	Quest Diagnostics, Inc.	9,641,128
	Hotel/Motel - 2.5%
426,000	Marriott International, Inc. - Class A	16,239,120
	Household Products - 1.9%
208,500	Colgate-Palmolive Co.	12,489,150
	Insurance - Life - 4.5%
311,800	Metlife, Inc.	15,967,278
165,800	Prudential Financial, Inc.	12,882,660
		28,849,938
	Machinery - 6.1%
359,700	Caterpillar, Inc.	26,790,456
195,500	Danaher Corp.	12,574,560
		39,365,016
	Metals - 2.8%
154,900	BHP Billiton Ltd. - ADR	6,671,543
127,300	Southern Copper Corp.	11,346,249
		18,017,792
	Metals - Precious - 1.3%
156,500	Newmont Mining Corp.	8,283,545
	Office Products - 1.8%
472,000	Staples, Inc.	11,479,040
	Railroad - 3.3%
395,300	Norfolk Southern Corp.	21,037,866
	Retail - Department Store - 5.7%
296,700	J.C. Penney Co., Inc.	20,030,217
280,100	Kohl's Corp.*	16,559,512
		36,589,729
	Retail - Discount - 4.9%
169,300	Costco Wholesale Corp.	9,672,109
447,900	Wal-Mart Stores, Inc.	21,575,343
		31,247,452
	Utilities - Electric/Gas - 2.2%
246,300	Exelon Corp.	13,997,229
	Total Common Stocks (Cost $585,578,157)	625,572,091

	SHORT TERM INVESTMENTS - 2.6%
16,462,053	Vanguard Admiral Treasury Money Market Fund	16,462,053
	Total Short-Term Investments (Cost $16,462,053)	16,462,053
	Total Investments in Securities (Cost $602,040,210) - 100.1%	642,034,144
	Liabilities in Excess of Other Assets - (0.1%)	(371,671)
	Net Assets - 100.0%	$641,662,473

ADR	American Depositary Receipt
*	Non-income producing security.
+	U.S. traded security of a foreign issuer.

The cost basis of investments for federal tax purposes at June 30, 2006 was as follows*:

Cost of investments	$602,280,910
Gross unrealized appreciation	$47,971,693
Gross unrealized depreciation	-8218459
Net unrealized appreciation	$39,753,234

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Chase Mid-Cap Growth Fund
Schedule of Investments
at June 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.2%
	Apparel - 2.5%
9,300	VF Corp.	$631,656
	Beverages - 3.4%
27,100	Pepsi Bottling Group, Inc.	871,265
	Building - 1.5%
7,850	Florida Rock Industries, Inc.	389,910
	Chemicals - Specialty - 2.0%
13,900	Airgas, Inc.	517,775
	Computer Hardware - 1.8%
22,700	Western Digital Corp.*	449,687
	Computer Software & Services - 2.8%
19,600	Amdocs Ltd *+	717,360
	Defense - 3.0%
13,800	Rockwell Collins, Inc.	771,006
	Educational Services - 2.5%
9,800	ITT Educational Services, Inc.*	644,938
	Electrical Components - 5.7%
9,300	Thomas & Betts Corp.*	477,090
14,400	WESCO International, Inc.*	993,600
		1,470,690
	Electrical Equipment - 2.6%
13,800	Ametek, Inc.	653,844
	Energy/Oil & Gas Exploration & Production - 2.2%
18,400	Chesapeake Energy Corp.	556,600
	Energy/Oil Service - 3.4%
11,700	Helix Energy Solutions Group, Inc.*	472,212
8,900	Oceaneering International, Inc.*	408,065
		880,277
	Finance/Banks - 3.4%
8,900	Compass Bancshares, Inc.	494,840
6,600	Cullen/Frost Bankers, Inc.	378,180
		873,020
	Gaming & Lodging - 5.9%
6,600	Harrah's Entertainment, Inc.	469,788
27,100	Penn National Gaming, Inc.*	1,050,938
		1,520,726
	Health Care Benefits - 2.3%
12,000	WellCare Health Plans, Inc.*	588,600
	Health Care Services - 8.9%
17,200	Covance Inc.*	1,052,984
26,000	PSS World Medical, Inc.*	458,900
12,600	Quest Diagnostics, Inc.	754,992
		2,266,876
	Information Services - 3.6%
15,600	Alliance Data Systems Corp.*	917,592
	Insurance - Property/Casualty/Title - 3.0%
26,100	HCC Insurance Holdings, Inc.	768,384
	Leisure Time - 3.4%
19,900	Pool Corp.	868,237
	Machinery - 9.0%
14,500	Graco, Inc.	666,710
12,600	Joy Global, Inc.	656,334
20,700	Oshkosh Truck Corp.	983,664
		2,306,708
	Medical Products - 6.6%
24,900	Pharmaceutical Product Development, Inc.	874,488
17,300	ResMed, Inc.*	812,235
		1,686,723
	Metals - Precious - 2.8%
23,900	Goldcorp, Inc.+	722,258
	Railroad - 2.0%
7,400	CSX Corp.	521,256
	Retail - Specialty - 2.6%
17,800	Office Depot, Inc.*	676,400
	Service Companies - 3.2%
12,500	Stericycle, Inc.*	813,750
	Technology/Miscellaneous - 3.5%
8,400	Garmin Ltd.+	885,696
	Telecommunication Equipment - 2.6%
15,800	Harris Corp.	655,858
	TOTAL COMMON STOCKS (Cost $22,228,252)	24,627,092
	SHORT-TERM INVESTMENTS - 13.0%
8,912	Federated Cash Trust Treasury Money Market Fund	8,912
3,317,349	Vanguard Admiral Treasury Money Market Fund	3,317,349
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,326,261)	3,326,261
	Total Investments in Securities (Cost $25,554,513) - 109.2%	27,953,353
	Liabilities in Excess of Other Assets - (9.2)%	(2,353,035)
	Net Assets - 100.0%	$25,600,318

*	Non-income producing security.
+	U.S. traded security of a foreign issuer.

The cost basis of investments for federal tax purposes at June 30, 2006 was as follows*:

Cost of investments	$25,554,513
Gross unrealized appreciation	$2,794,987
Gross unrealized depreciation	(396,147)
Net unrealized appreciation	$2,398,840

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 8/24/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 8/24/06

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 8/2406

* Print the name and title of each signing officer under his or her signature.